Intangible Assets	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
16 Intangible assets

Balance and changes in intangible assets are as follows:

	Weighted average useful life (years)	Balance as of 12/31/2021	Additions	Amortization	Transfers (i)	Write-offs and disposals	Exchange rate variation	Balance as of 12/31/2022
Cost:
Goodwill (a)		818,096	99,679	-	-	-	-	917,775
Software (b)	5	1,146,980	277,600	-	173	(125,665)	-	1,299,088
Distribution rights	12	114,593	-	-	-	-	-	114,593
Brands (c)		69,198	-	-	-	-	(3,551)	65,647
Trademark rights (c)	39	114,792	-	-	-	-	-	114,792
Others (d)	10	421	999	-	(1,243)	-	-	177
Decarbonization credits (CBIO) (e)		-	635,130	-	-	(402,825)	-	232,305
		2,264,080	1,013,408	-	(1,070)	(528,490)	(3,551)	2,744,377
Accumulated amortization:
Software		(679,402)	-	(154,122)	-	124,865	-	(708,659)
Distribution rights		(101,027)	-	(1,010)	-	-	-	(102,037)
Trademark rights		(11,993)	-	(2,937)	-	-	-	(14,930)
Others		(402)	-	-	-	-	-	(402)
		(792,824)	-	(158,069)	-	124,865	-	(826,028)
		-	-	-	-	-	-	-
Net amount		1,471,256	1,013,408	(158,069)	(1,070)	(403,625)	(3,551)	1,918,349

 (i) Refers to R$ 1,070 transferred to property, plant and equipment.

	Weighted average useful life (years)	Balance as of 12/31/2020	Additions	Amortization	Transfers (i)	Write-offs and disposals	Exchange rate variation	Reclassification to assets held for sale (ii)	Balance as of 12/31/2021
Cost:
Goodwill (a)		1,525,088	-	-	-	-	-	(706,992)	818,096
Software (b)	4	1,395,046	284,311	-	372	(19,826)	1,808	(514,731)	1,146,980
Technology		32,617	-	-	-	-	-	(32,617)	-
Distribution rights	12	133,599	-	-	-	-	-	(19,006)	114,593
Brands (c)		136,962	-	-	-	-	4,759	(72,523)	69,198
Trademark rights (c)	39	114,792	-	-	-	-	-	-	114,792
Others (d)	10	50,698	1,678	-	-	-	(76)	(51,879)	421
Decarbonization credits (e)		-	176,837	-	-	(176,837)	-	-	-
		3,388,802	462,826	-	372	(196,663)	6,491	(1,397,748)	2,264,080
Accumulated amortization:
Software		(825,024)	-	(206,025)	(203)	19,329	(1,566)	334,087	(679,402)
Technology		(32,616)	-	-	-	-	-	32,616	-
Distribution rights		(113,326)	-	(3,093)	-	-	-	15,392	(101,027)
Trademark rights		(9,056)	-	(2,937)	-	-	-	-	(11,993)
Others		(32,845)	-	(167)	-	-	(2)	32,612	(402)
		(1,012,867)	-	(212,222)	(203)	19,329	(1,568)	414,707	(792,824)
Provision for losses and impairment:
Goodwill (a)		(593,280)	(68,273)	-	-	-	-	661,553	-
Distribution rights		-	(76,218)	-	-	-	-	76,218	-
		(593,280)	(144,491)	-	-	-	-	737,771	-
Net amount		1,782,655	318,335	(212,222)	169	(177,334)	4,923	(245,270)	1,471,256

 (i) Refers to amounts transferred from property, plant and equipment.

(ii) For further information, see Note 4.c.2

	Weighted average useful life (years)	Balance on 12/31/2019	Additions	Amortization	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance on 12/31/2020
Cost:
Goodwill (a)		1,525,088	-	-	-	-	-	1,525,088
Software (b)	4	1,210,529	184,027	-	993	(6,633)	6,130	1,395,046
Technology (c)		32,617	-	-	-	-	-	32,617
Commercial property rights		7,934	-	-	-	(7,934)	-	-
Distribution rights	10	133,599	-	-	-	-	-	133,599
Brands (d)		122,504	-	-	-	-	14,458	136,962
Trademark rights (d)	39	114,792	-	-	-	-	-	114,792
Others (e)	10	44,900	1,040	-	-	-	4,758	50,698
Decarbonization credits (f)		-	125,345	-	(1,058)	(124,287)	-	-
		3,191,963	310,412	-	(65)	(138,854)	25,346	3,388,802
Accumulated amortization:
Software		(648,861)	-	(175,144)	-	3,375	(4,394)	(825,024)
Technology		(32,616)	-	-	-	-	-	(32,616)
Commercial property rights		(6,384)	-	(85)	-	6,469	-	-
Distribution rights		(108,932)	-	(4,394)	-	-	-	(113,326)
Trademark rights		(6,119)	-	(2,937)	-	-	-	(9,056)
Others		(32,713)	-	(121)	-	-	(11)	(32,845)
		(835,625)	-	(182,681)	-	9,844	(4,405)	(1,012,867)
Provision for losses and impairment:
Goodwill (a)		(593,280)	-	-	-	-	-	(593,280)
Commercial property rights		(465)	-	-	-	465	-	-
		(593,745)	-	-	-	465	-	(593,280)
Net amount		1,762,593	310,412	(182,681)	(65)	(128,545)	20,941	1,782,655

(i) Refers to amounts transferred to property, plant and equipment and prepaid expenses.

a. Goodwill

The remaining net balance of goodwill on the following acquisitions are assessed for impairment annually or more frequently when there is indication that the goodwill might be impaired:

	Segment	12/31/2022	12/31/2021
Goodwill on the acquisition of:
Extrafarma	Extrafarma	-	661,553
Extrafarma – impairment (i)	Extrafarma	-	(661,553)
Extrafarma – net	Extrafarma	-	-
Ipiranga (ii)	Ipiranga	276,724	276,724
União Terminais	Ultracargo	211,089	211,089
Texaco	Ipiranga	177,759	177,759
Iconic (CBLSA)	Ipiranga	69,807	69,807
Temmar	Ultracargo	43,781	43,781
DNP	Ipiranga	24,736	24,736
Repsol	Ultragaz	13,403	13,403
Stella (iii)	Ultragaz	99,679	-
TEAS	Ultracargo	797	797
		917,775	818,096

(i) For further information, see Note 4.a

(ii) Including R$ 246,163 presented as goodwill at the Parent.

(iii) For further information, see Note 33.a.

At December 31, 2022, the Company assessedthe balances of goodwill shown in the table above for impairment. The determination of value in use involves assumptions, judgments, and estimates of cash flows, such as growth rates of revenues, costs and expenses, estimates of investments and working capital, and discount rates. The assumptions about growth projections of future cash flows are based on the Company’s business plan of its operating segments, as well as comparable market data, and represent management’s best estimate of the economic conditions that will exist over the economic life of the various CGUs to which goodwill is related. The main key assumptions used by the Company to calculate the value in use are described below:

Period of evaluation: the evaluation of the value in use is calculated for a period of five years, after which the Company calculates the perpetuity, considering the possibility of carrying the business on indefinitely.

Discount rate and actual growth rate: the discount and real growth rates used to extrapolate the projections at December 31, 2022 ranged from 10.1% to 11.1% and -0.5% to 0.5% p.a., respectively, depending on of the CGU analyzed.

Revenue from sales and services, costs and expenses, and gross margin: considers the budget prepared for 2022 and the long-term strategic plan prepared by management and approved by the Board of Directors.

b. Software

Includes user licenses and costs for the implementation of the various systems used by the Company and its subsidiaries: integrated management and control, financial management, foreign trade, industrial automation, operational and storage management, accounting information, and other systems. Also include expenses related to software in progress in the amount of R$ 18,673 in 2022 (R$ 27,672 in 2021 and R$ 13,684 in 2020).

c. Brands and trademarks rights

Brands are represented by the acquisition cost of the ‘am/pm’ brand in Brazil, acquired in the business combination, and Chevron and Texaco trademark rights.

d. Other intangibles

Refers mainly to the loyalty program “Clube Extrafarma” reclassified to assets of subsidiaries held for sale. For further details, see Note 4.c.2.

e. Decarbonization credits

Represent the CBIOS acquired and recorded at acquisition cost. The amount in the “write-offs” column refers to CBIOS retired in the year, which cannot be the object of future negotiation.